CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Real estate sales taxes	$ 21,125,556	$ 24,850,834